Quarterly Financial Results and Market for Company's Stock (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information [Line Items]
Business optimization net after tax charges related to intangible asset amortization, continuing operations	$ 286	$ 104	$ 109	$ 33	$ 146	$ 166	$ 63	$ 24
After-tax gain from divestiture of commercial vaccines business									$ 28
Vaccines
Quarterly Financial Information [Line Items]
After-tax gain from divestiture of commercial vaccines business	$ 6	$ 28	$ 4	$ 9	$ 417	$ 5		$ 8	$ 3	$ 417